Financial instruments, Liabilities - Subsidiary Preferred Shares, Sensitivity (Details) - Level 3 of fair value hierarchy [member] - Subsidiary Preferred Shares $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Subsidiary Enterprise Value
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Sensitivity Range	(2.00%)
Sensitivity Range	2.00%
Financial Liability Increase/ (Decrease)	$ (3,041)
Financial Liability Increase/ (Decrease)	3,140
Time to Liquidity
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Financial Liability Increase/ (Decrease)	5,934
Financial Liability Increase/ (Decrease)	$ (6,838)
Sensitivity Range	6 months
Sensitivity Range	6 months
Volatility
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Sensitivity Range	(10.00%)
Sensitivity Range	10.00%
Financial Liability Increase/ (Decrease)	$ 737
Financial Liability Increase/ (Decrease)	$ (682)
Discount Rate
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Sensitivity Range	(5.00%)
Sensitivity Range	5.00%
Financial Liability Increase/ (Decrease)	$ 10,575
Financial Liability Increase/ (Decrease)	$ (6,068)